Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets
Schedule of other assets

	2016	2017
	MCh$	MCh$
Cash deposit guarantee	178,529	174,254
Assets held for leasing (*)	103,078	127,979
Other accounts and notes receivable	51,626	99,201
Mutual funds	25,823	78,069
Documents intermediated (**)	32,243	32,593
Recoverable income taxes	6,278	20,437
Assets received or awarded as payment (***):
Assets received in lieu of payment	14,835	19,905
Provisions for assets received in lieu of payment	(1,468)	(1,532)
Prepaid expenses	10,740	12,180
Commissions receivable	6,714	6,387
Accounts receivable for sale of assets received in lieu of payment	245	3,353
Recovered leased assets for sale	589	3,053
Transactions in progress (****)	5,070	2,151
Rental guarantees	1,815	1,849
Other	26,740	24,921

Total	462,857	604,800

(*)          These correspond to property and equipment to be given under a finance lease.

(**)        Documents intermediated refers to securities lending agreements managed by the Bank’s subsidiary Banchile Corredores de Bolsa S.A.

(***)      Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.

(****)   Transactions in progress include transactions in the normal course of operations of the Bank, which for different reasons could not be input into their final accounts (salary advances for personnel, pending transactions cash, etc.).